Supplementary cash flow information (Tables)	12 Months Ended
Dec. 31, 2024
Supplementary cash flow information
Schedule of additional information provided with respect to net cash provided by (used in) investing activities

Details for net cash provided by (used in) investing activities in € THOUS
	2024	2023	2022
Details for acquisitions
Assets acquired	(231)	(3,770)	(829,503)
Liabilities assumed	—	—	16,407
Noncontrolling interests	—	567	188,011
Non-cash consideration	54	61	577,510
Cash paid	(177)	(3,142)	(47,575)
Less cash acquired	—	—	58,101
Net cash paid for acquisitions	(177)	(3,142)	10,526

Cash paid for investments	(14,345)	(5,694)	(23,311)
Cash paid for intangible assets	(8,544)	(26,366)	(46,348)
Total cash paid for acquisitions and investments, net of cash acquired, and purchases of intangible assets	(23,066)	(35,202)	(59,133)

Details for divestitures
Cash received from sale of subsidiaries or other businesses, less cash disposed	629,749	172,201	60,161
Proceeds from divestitures	629,749	172,201	60,161

Schedule of reconciliation of debt to net cash provided by (used in) financing activities

The following table shows a reconciliation of debt to net cash provided by (used in) financing activities for 2024:

Reconciliation of debt to net cash provided by (used in) financing activities in € THOUS
			Non-cash changes
					Amortization
			Acquisitions	Foreign	of debt
	January 1,	Cash	(net of	currency	issuance costs			December 31,
	2024	Flow	divestitures)	translation	and discounts	Other		2024

Short-term debt from unrelated parties	456,904	(455,687)	2,105	83	—	(1,306)		2,099
Long-term debt (excluding Accounts Receivable Facility)	7,424,705	(772,949)	(2,593)	183,142	9,029	(5,226)		6,836,108
Accounts Receivable Facility	22,857	(23,096)	—	477	—	(238)		—
Lease liabilities from unrelated parties	4,012,371	(651,686)	(53,764)	193,046	—	527,871	(1)	4,027,838
Lease liabilities from related parties	133,575	(24,827)	—	(20)	—	4,135	(1)	112,863
(1)	Includes newly concluded leases, lease modifications and reassessments of leases with third parties and related parties. Furthermore, interest expense in the amount of €148,420, net of interest paid (included in Net cash provided by (used in) operating activities), are included.

The following table shows a reconciliation of debt to net cash provided by (used in) financing activities for 2023:

Reconciliation of debt to net cash provided by (used in) financing activities in € THOUS
			Non-cash changes
					Amortization
			Acquisitions	Foreign	of debt
	January 1,	Cash	(net of	currency	issuance costs			December 31,
	2023	Flow	divestitures)	translation	and discounts	Other (1)		2023

Short-term debt from unrelated parties	644,767	(175,638)	(7,898)	(6,411)	—	2,084		456,904
Short-term debt from related parties	4,000	(4,000)	—	—	—	—		—
Long-term debt (excluding Accounts Receivable Facility)(1)	7,771,071	(282,786)	(1,882)	(114,447)	9,866	42,883		7,424,705
Accounts Receivable Facility	93,725	(69,363)	—	(1,773)	31	237		22,857
Lease liabilities from unrelated parties	4,525,060	(702,212)	(157,008)	(154,757)	—	501,288	(2)	4,012,371
Lease liabilities from related parties	153,703	(25,157)	—	4	—	5,025	(2)	133,575
(1)	Included within “Other” are €44,816 related to accrued interest from prior periods previously presented in the consolidated balance sheets under Other current financial liabilities that are now included directly within the related borrowing due to a change in the Company’s accounting policies as well as compounding interest on debt instruments and interest payments in the amount of €192,785 (included in Paid interest in the consolidated statements of cash flows) from the current period.
(2)	Includes newly concluded leases, lease modifications and reassessments of leases with third parties and related parties. Furthermore, interest expense in the amount of €148,789, net of interest paid (included in Net cash provided by (used in) operating activities), are included.